20 Financial instruments (Details 12) - US $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	$ 2,552,407
Discontinued hedge	(267,577)
Rebalanced hedge	86,613
Ending balance	$ 2,371,443